7 INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized intangible assets
	December 31, 2016	December 31, 2015

Capitalized intangible assets	$10,074,546	$3,279,263
Accumulated amortization	1,309,842	164,750
Total intangible assets	$8,764,704	$3,114,513

Amortization schedule
Years ending December 31,	Amount

2017	$2,464,184
2018	2,115,592
2019	1,748,250
2020	1,621,000
2021	815,678
Total	$8,764,704

Acquired intangibles
	Ameri Georgia	DCM	Bigtech	Virtuoso
Intangible Assets	$ 1,815,000	$ 5,400,000	$ 595,000	$ 900,000
Less Amortization	$ 484,000	$ 450,000	$ 59,500	$ 63,750
Net Intangible Asset	$ 1,331,000	$ 4,950,000	$ 535,500	$ 836,250